Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 18, 2013
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		$ 26,534	$ 22,659
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		$ 42,640	38,465
Loan portion		$ 27,595	26,445
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Loan portion		$ 13,770	11,770
Loan portion		18,598	16,014
Accrued interest on loan to affiliate, current		7,936	6,645
Revolving loan facility remaining borrowing capacity		2,000
Navios Revolving Loans I | Navios Europe I | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Revolving Loans I | Navios Europe I | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		2,000
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans			30,000
Revolving loan facilitiy maximum borrowing capacity					$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Loan portion		20,662	20,662
Accrued interest on loan to affiliate, current		15,045	12,020
Revolving loan facility remaining borrowing capacity		4,503
Navios Revolving Loans II | Navios Europe II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Revolving Loans II | Navios Europe II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		4,503
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans	$ 14,000
Revolving loan facilitiy maximum borrowing capacity		57,500		$ 43,500
Navios Term Loans I | Navios Europe I
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		4,828	4,244
Navios Term Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion					$ 10,000
Navios Term Loans II | Navios Europe II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		$ 6,933	$ 5,783
Navios Term Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion				$ 14,000